INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property and equipment	$ 47,495	$ 36,940
Share issue costs	3,877	162,350
SR&ED pool	340,585	7,137
Other	39,947	18,621
Non-capital losses - Canada	1,149,389	812,522
Net operating losses - U.S.	404,487	0
Valuation allowance	(1,985,780)	(1,037,570)
Deferred Tax Liabilities, Net, Total	$ 0	$ 0